GENERAL (Details) (USD $)	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Apr. 30, 2003	Apr. 30, 2013 Subsequent event Newbuildings	Apr. 27, 2013 Subsequent event	Mar. 31, 2012 Subsequent event Bonds Issuance of debt	Dec. 31, 2012 Vessels and equipment Vessels	Dec. 31, 2011 Vessels and equipment Vessels	Dec. 31, 2012 Golar LNG Partners	Dec. 31, 2012 Golar LNG Partners	Apr. 30, 2011 Golar LNG Partners	Feb. 07, 2013 Golar LNG Partners Subsequent event	Feb. 05, 2013 Golar LNG Partners Subsequent event	Dec. 31, 2012 Golar LNG Partners	Feb. 07, 2013 Golar LNG Partners Subsequent event	Dec. 31, 2012 Golar LNG Partners Vessels and equipment Vessels	Dec. 31, 2012 LNG carrier Vessels and equipment Vessels	Dec. 31, 2012 John Fredriksen	Dec. 31, 2011 John Fredriksen
Ownership interests:
Ownership interest percentage																	45.71%	46.00%
Number of owned shipping vessels						6	9									6
Number of operated shipping vessels															7
Minimum duration of long-term charter	5 years
Percentage ownership in subsidiary		100.00%								65.40%
Cost method investments, percentage of general partner interest								2.00%
Investments, ownership percentage									54.10%			50.90%	54.10%
Value of additional facilities required to meet commitments			$ 2,100,000,000	$ 2,000,000,000
Number of unfinanced newbuildings			13
Proceeds from issuance of convertible bonds					250,000,000
Drop-down amount											215,000,000			215,000,000
Debt assumed by equity method investee											$ 89,500,000			$ 89,000,000